Schedule of Investments
May 31, 2021 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 11.33%

Beverages - 1.88%
PepsiCo, Inc.	2,900	429,026

Bottled & Canned Soft Drinks Carbonated Waters - 2.19%
Coca-Cola FEMSA, S.A.B. de C.V. ADR	10,200	500,004

Canned, Fruits, Veg & Preserves, Jams & Jellies - 2.28%
J.M. Smucker Co.	3,900	519,831

Computer & Office Equipment - 2.39%
Cisco Systems, Inc.	10,300	544,870

Construction Machinery & Equip - 2.56%
Caterpillar, Inc.	2,425	584,619

Electric & Other Services Combined - 5.52%
Consolidated Edison, Inc.	5,350	413,234
Duke Energy Corp.	4,300	430,946
Exelon Corp.	9,200	415,104

		1,259,284

Electric Services - 5.96%
American Electric Power Co., Inc.	4,500	387,000
Entergy Corp.	4,800	505,248
Southern Co.	7,300	466,616

		1,358,864

Finance Services - 2.38%
Hercules Capital, Inc.	32,000	543,360

Fire, Marine & Casualty Insurance - 1.43%
Progressive Corp.	3,300	326,964

Guided Missiles & Space Vehicles & Parts - 1.68%
Lockheed Martin Corp.	1,000	382,200

Insurance Agents Brokers & Services - 2.19%
Arthur J. Gallagher & Co.	3,400	498,474

Misc Industrial & Commercial Machinery & Equipment - 2.48%
Eaton Corp. PLC (Ireland)	3,900	566,475

National Commercial Banks - 6.32%
JPMorgan Chase & Co.	3,500	574,840
Regions Financial Corp.	37,000	866,170

		1,441,010

Natural Gas Transmission - 2.41%
Kinder Morgan, Inc.	30,000	550,200

Oil, Gas & Consumable Fuels- 1.73%
BP PLC	15,000	393,450

Paper Mills - 2.68%
International Paper Co.	9,680	610,808

Petroleum Refining - 2.28%
Chevron Corp.	5,000	518,950

Pharmaceutical Preparations - 12.88%
AbbVie, Inc.	6,350	718,820
Bristol Myers Squibb Co.	5,225	343,387
Johnson & Johnson	2,500	423,125
Merck & Co., Inc.	6,100	462,929
Pfizer, Inc.	14,900	577,077
Viatris, Inc.	27,099	412,989

		2,938,327

Plastics, Materials, Synth Resins & Nonv- 1.89%
Dow, Inc.	6,300	431,046

Retail - Drug Stores and Proprietary Stores - 4.25%
CVS Health Corp.	6,400	553,216
Walgreens Boots Alliance, Inc.	7,900	416,014

		969,230

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.43%
Garmin Ltd. (Switzerland)	3,900	554,736

Semiconductors & Related Devices - 3.23%
Broadcom, Inc.	487	230,025
Texas Instruments, Inc.	2,670	506,819

		736,844

Services - Personal Services - 2.39%
H&R Block	22,000	546,040

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.19%
Procter & Gamble Co.	3,700	498,945

Surgical & Medical Instruments & Apparatus - 0.95%
3M Co.	1,062	215,628

Telephone Communications (No Radio Telephone) - 3.47%
BCE, Inc.	7,400	367,928
Verizon Communications, Inc.	7,500	423,675

		791,603

Trucking & Courier Services (No Air) - 3.53%
United Parcel Service, Inc. Class B	3,750	804,750

Total Common Stock	(Cost $ 14,301,071)	19,515,538

Real Estate Investment Trust - 12.30%
American Campus Communities, Inc.	11,860	559,318
Crown Castle International Corp.	2,700	511,650
Digital Realty Trust, Inc.	3,400	515,304
Iron Mountain, Inc.	12,000	522,480
W. P. Carey, Inc.	6,300	475,335

Total Real Estate Investment Trusts	(Cost $ 1,823,134)	2,584,087

Money Market Registered Investment Companies - 2.83%
Federated Treasury Obligation Fund - Institutional Shares - 0.01% (3)	645,241	645,241

Total Money Market Registered Investment Companies	(Cost $ 645,241)	645,241

Total Investments - 99.74%	(Cost $ 15,133,528)	22,744,866

Other Assets less Liabilities - .26%		59,940

Total Net Assets - 100.00%		22,804,806

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$22,744,866	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,744,866	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2021